Borrowings (Tables)	9 Months Ended
Sep. 30, 2020
Borrowings.
Schedule of lease liabilities

	As of
In thousands of EUR	September 30, 2020	December 31, 2019
Current	2,573	3,056
Non-current	6,786	6,127
Total Lease liabilities	9,359	9,183

Schedule of Future minimum lease payments under non-cancellable operating leases

In thousands of EUR	One to five years	More than five years	Total
Lease liability future payments	6,501	285	6,786

Schedule of changes in liabilities arising from financing activities

In thousands of EUR	December 31, 2019	Additions	Payments	Reclassification	Effect of translation	September 30, 2020
Current lease liabilities	3,056	2,453	(4,031)	1,256	(161)	2,573
Non-current lease liabilities	6,127	2,584		(1,256)	(669)	6,786
Total liabilities from financing activities	9,183	5,037	(4,031)	—	(830)	9,359